Income Tax Expense - Summary of Differences Between Tax Expense and Amount Arise Using Statutory Tax Rate Applicable to Profits of Entities (Details) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax	₩ 99,301		₩ 88,011		₩ 51,256
Income tax using the statutory tax rate of each country	25,957		19,828		12,063
Adjustments
Expenses not deductible for tax purpose	11		20		42
Foreign tax credits	4,500		3,223		4,854
Changes in estimates related to prior period	0		11		(4,347)
Utilization of previously unrecognized deferred tax asset	0		(412)		0
Change in deferred tax due to carry-forward deficits	0		0		(33)
Adjustments recognized related to prior period incomes	1,647		0		0
Effect of change of foreign currency exchange rate	(2)		(19)		(12)
Tax credit	(765)		(1,022)		(543)
Additional tax for insufficient investments in designated areas | $		$ 487		$ 668		$ 0
Changes in deferred tax liabilities related to investment in subsidiaries	1,351		2,577		0
Others	235		581		(498)
Total adjustments	7,464		5,627		(537)
Income tax expense	₩ 33,421		₩ 25,455		₩ 11,526
Effective tax rate	34.00%	34.00%	29.00%	29.00%	22.00%	22.00%